1. Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Earnings Available to Common Shareholders
Basic earnings per common share									$ 10,268	$ 9,177	$ 9,633
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 10,268	$ 9,177	$ 9,633
Common Shares
Basic earnings per common share (in shares)									5,988,183	6,024,970	6,115,159
Effect of dilutive securities: Restricted stock units (in shares)									74,667	77,807	52,749
Diluted earnings per common share (in shares)									6,062,850	6,102,777	6,167,908
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.34	$ 0.54	$ 0.47	$ 0.36	$ 0.22	$ 0.41	$ 0.49	$ 0.41	$ 1.71	$ 1.53	$ 1.57
Diluted earnings per common share (in dollars per share)	$ .34	$ .53	$ .46	$ .36	$ .22	$ .40	$ .48	$ .40	$ 1.69	$ 1.50	$ 1.56